Leases - lease expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost:
Operating lease cost	$ 3,497,729	$ 5,384,851
Short-term lease cost	710,161	2,612,901
Finance lease cost:
Amortization of finance lease assets	0	2,690,976
Interest on the lease liabilities	69,672	501,037
Total lease cost	4,277,562	11,189,765
Supplemental cash flow information related to leases
Operating cash flows for operating leases	3,996,599	4,485,361
Operating cash flows for finance leases	0	16,222
Financing cash flows for finance leases	$ 0	$ 1,369,861